UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY  10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-721-1926

Date of fiscal year end:  August 31

Date of reporting period: February 29, 2020

ITEM 1.REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 29, 2020

WESTERN ASSET

PREMIUM LIQUID

RESERVES

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Premium Liquid Reserves for the six-month reporting period ended February 29, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

●	Fund prices and performance,

●	Market insights and commentaries from our portfolio managers, and

●	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2020

II	Western Asset Premium Liquid Reserves

Performance review

As of February 29, 2020, the seven-day current yield for Western Asset Premium Liquid Reserves was 1.35% and the seven-day effective yield, which reflects compounding, was 1.36%1

As a money market fund, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The share price of the Fund will fluctuate along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value”.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, Liquid Reserves Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, Liquid Reserves Portfolio.

Western Asset Premium Liquid Reserves Yields as of February 29, 2020 (unaudited)
Seven-Day Current Yield[1]	1.35%
Seven-Day Effective Yield[1]	1.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield would have been 0.41%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Premium Liquid Reserves	III

Performance review (cont’d)

sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2020

RISKS: You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund will be more susceptible to negative events affecting the worldwide financial services sector as a significant portion of its assets may be invested in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

IV	Western Asset Premium Liquid Reserves

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 29, 2020 and August 31, 2019. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Premium Liquid Reserves 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2019 and held for the six months ended February 29, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
0.81%	$1,000.00	$1,008.10	0.45%	$2.25	5.00%	$1,000.00	$1,022.63	0.45%	$2.26

[1]	For the six months ended February 29, 2020.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2	Western Asset Premium Liquid Reserves 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2020

Assets:
Investment in Liquid Reserves Portfolio, at value	$16,408,646
Receivable from investment manager	5,823
Prepaid expenses	10,770
Total Assets	16,425,239
Liabilities:
Service and/or distribution fees payable	637
Distributions payable	209
Trustees’ fees payable	74
Accrued expenses	43,162
Total Liabilities	44,082
Total Net Assets	$16,381,157
Net Assets:
Par value (Note 3)	$164
Paid-in capital in excess of par value	16,410,398
Total distributable earnings (loss)	(29,405)
Total Net Assets	$16,381,157
Shares Outstanding	16,368,631
Net Asset Value	$1.0008

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2020 Semi-Annual Report	3

Statement of operations (unaudited)

For the Six Months Ended February 29, 2020

Investment Income:
Income from Liquid Reserves Portfolio	$155,744
Allocated expenses from Liquid Reserves Portfolio	(8,422)
Allocated waiver and/or expense reimbursements from Liquid Reserves Portfolio	7,900
Total Investment Income	155,222
Expenses:
Transfer agent fees	30,206
Investment management fee (Note 2)	27,225
Registration fees	12,817
Audit and tax fees	10,612
Legal fees	7,852
Service and/or distribution fees (Note 2)	7,779
Shareholder reports	4,855
Fund accounting fees	4,469
Insurance	325
Trustees’ fees	299
Miscellaneous expenses	595
Total Expenses	107,034
Less: Fee waivers and/or expense reimbursements (Note 2)	(72,548)
Net Expenses	34,486
Net Investment Income	120,736
Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments From Liquid Reserves Portfolio	148
Change in Net Unrealized Appreciation (Depreciation) From Investments in Liquid Reserves Portfolio	4,959
Net Gain on Investments	5,107
Increase in Net Assets From Operations	$125,843

See Notes to Financial Statements.

4	Western Asset Premium Liquid Reserves 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2020 (unaudited)
and the Year Ended August 31, 2019	2020	2019
Operations:
Net investment income	$120,736	$336,149
Net realized gain (loss)	148	(736)
Change in net unrealized appreciation (depreciation)	4,959	783
Increase in Net Assets From Operations	125,843	336,196
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(120,517)	(336,508)
Decrease in Net Assets From Distributions to Shareholders	(120,517)	(336,508)
Fund Share Transactions (Note 3):
Net proceeds from sale of shares	5,437,000	4,374,918
Reinvestment of distributions	117,745	330,333
Cost of shares repurchased	(4,568,162)	(7,601,530)
Increase (Decrease) in Net Assets From Fund Share Transactions	986,583	(2,896,279)
Increase (Decrease) in Net Assets	991,909	(2,896,591)
Net Assets:
Beginning of period	15,389,248	18,285,839
End of period	$16,381,157	$15,389,248

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2020 Semi-Annual Report	5

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
	2020[1,2]	2019[1]	2018[1]	2017[1,3]	2016[1]	2015[1]
Net asset value, beginning of period	$1.0004	$1.0005	$1.0005	$1.0001	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.0077	0.0206	0.0126	0.0051	0.001	0.000 [4]
Net realized and unrealized gain (loss)	0.0004	0.0000 [4]	0.0004 [5]	0.0012	(0.000)[4]	0.000 [4]
Total income from operations	0.0081	0.0206	0.0130	0.0063	0.001	0.000 [4]
Less distributions from:
Net investment income	(0.0077)	(0.0207)	(0.0130)	(0.0059)	(0.001)	(0.000)[4]
Total distributions	(0.0077)	(0.0207)	(0.0130)	(0.0059)	(0.001)	(0.0000)[4]
Net asset value, end of period	$1.0008	$1.0004	$1.0005	$1.0005	$1.000	$1.000
Total return[6]	0.81%	2.08%	1.30%	0.64%	0.13%	0.01%
Net assets, end of period (000s)	$16,381	$15,389	$18,286	$24,291	$89,084	$318,387
Ratios to average net assets:
Gross expenses[7,8]	1.48%[9]	1.69%	1.56%	1.22%	0.66%	0.61%
Net expenses[7,10,11]	0.45 [9]	0.45	0.45	0.44	0.36	0.21
Net investment income	1.559 [9]	2.06	1.26	0.51	0.09	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2020 (unaudited).

[3]	Effective October 11, 2016, the share price of the Fund fluctuates along with changes in the market-based value of fund assets.

[4]	Amount represents less than $0.0005 per share.

[5]	Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market value of the Investments of the Fund.

[6]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[8]	The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[9]	Annualized.

[10]	As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

6	Western Asset Premium Liquid Reserves 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The share price of the Fund fluctuates along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.1% at February 29, 2020) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income and net realized/unrealized gains and losses of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. The Fund also pays certain other expenses which can be directly attributed to the Fund.

Western Asset Premium Liquid Reserves 2020 Semi-Annual Report	7

Notes to financial statements (unaudited) (cont’d)

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Since the Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Liquid Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not

8	Western Asset Premium Liquid Reserves 2020 Semi-Annual Report

exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $72,548.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. Service and/or distribution fees are accrued daily and paid monthly. For the six months ended February 29, 2020, the service and/or distribution fees paid amounted to $7,779 . For the six months ended February 29, 2020, the service and/or distribution fees waived amounted to $3,889 and the service and/or distribution fees reimbursed amounted to $881. Such waiver is voluntary and may be reduced or terminated at any time.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Shares of beneficial interest

At February 29, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	Six Months Ended February 29, 2020	Year Ended August 31, 2019
Shares sold	5,434,730	4,373,276
Shares issued on reinvestment	117,693	330,200
Shares repurchased	(4,566,172)	(7,598,433)
Net increase (decrease)	986,251	(2,894,957)

4. Deferred capital losses

As of August 31, 2019, the Fund had deferred capital losses of $26,340, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Premium Liquid Reserves 2020 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

5. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

6. Subsequent event

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments through the Portfolio, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

10	Western Asset Premium Liquid Reserves 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Premium Money Market Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Premium Liquid Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Liquid Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their

Western Asset Premium Liquid Reserves	11

Board approval of management and subadvisory agreements (unaudited) (cont’d)

independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub- Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also

12	Western Asset Premium Liquid Reserves

considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2019 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Western Asset Premium Liquid Reserves	13

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of money market funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and the Actual Management Fee was below the median. The Board noted that the Fund’s actual total

14	Western Asset Premium Liquid Reserves

expense ratio was at the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2020.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund’s Actual Management Fee was below the median of the expense group. In addition, the Board noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Western Asset Premium Liquid Reserves	15

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld
Robert Abeles, Jr.	250,850,298	38,929
Jane F. Dasher	250,889,227	0
Anita L. DeFrantz	250,889,227	0
Avedick B. Poladian	250,889,227	0
Susan B. Kerley	250,889,227	0
William E.B. Siart	250,850,298	38,929
Jaynie Miller Studenmund	250,889,227	0
Ronald L. Olson	250,850,298	38,929
Peter J. Taylor	250,889,227	0
Jane E. Trust	250,889,227	0

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

16	Western Asset Premium Liquid Reserves

Schedule of investments (unaudited)

February 29, 2020

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 106.5%
Commercial Paper — 43.2%
ABN AMRO Funding USA LLC	1.671%	4/8/20	$50,000,000	$49,911,778	(a)(b)
ABN AMRO Funding USA LLC	1.654%	5/7/20	40,000,000	39,878,253	(a)(b)
ABN AMRO Funding USA LLC	1.515%	8/3/20	90,000,000	89,424,987	(a)(b)
ABN AMRO Funding USA LLC	1.505%	10/2/20	15,000,000	14,868,353	(a)(b)
ABN AMRO Funding USA LLC	1.504%	10/9/20	46,550,000	46,128,567	(a)(b)
ASB Finance Ltd.	1.549%	4/28/20	148,500,000	148,132,463	(a)(b)
ASB Finance Ltd.	1.442%	7/30/20	78,760,000	78,293,052	(a)(b)
ASB Finance Ltd.	1.441%	8/28/20	40,000,000	39,717,900	(a)(b)
Australia & New Zealand Banking Group Ltd. (1 mo. USD LIBOR + 0.140%)	1.515%	11/2/20	75,000,000	75,031,820	(a)(c)
Banco Santander SA	1.561%	6/11/20	75,000,000	74,673,700	(b)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.220%)	1.515%	4/7/20	100,000,000	100,022,350	(a)(c)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.200%)	1.515%	5/21/20	150,000,000	150,072,471	(a)(c)
Bank of Nova Scotia (SOFR + 0.230%)	1.600%	6/18/20	138,835,000	138,950,179	(a)(c)
Barclays Bank PLC	2.196%	3/3/20	100,000,000	99,982,200	(a)(b)
Barclays Bank PLC	1.976%	3/5/20	185,000,000	184,950,544	(a)(b)
Barclays Bank PLC	1.749%	5/1/20	100,000,000	99,706,700	(a)(b)
Barclays Bank PLC	1.765%	7/20/20	209,000,000	207,586,180	(a)(b)
Barclays Bank PLC	1.772%	8/10/20	100,000,000	99,221,000	(a)(b)
Barclays Bank PLC	1.776%	9/4/20	50,000,000	49,549,813	(a)(b)
BNG Bank NV (1 mo. USD LIBOR + 0.170%)	1.515%	3/31/20	85,000,000	85,014,497	(a)(c)
BNG Bank NV (1 mo. USD LIBOR + 0.170%)	1.515%	4/16/20	173,000,000	173,041,383	(a)(c)
BNG Bank NV	1.413%	9/8/20	263,500,000	261,567,491	(a)(b)
BNP Paribas SA	2.428%	3/2/20	200,000,000	199,973,784	(b)
BNP Paribas SA	2.014%	3/4/20	285,000,000	284,937,893	(b)
BPCE SA	1.656%	3/26/20	100,000,000	99,883,375	(a)(b)
BPCE SA	1.635%	4/3/20	84,000,000	83,873,580	(a)(b)
BPCE SA	1.568%	5/4/20	100,000,000	99,724,083	(a)(b)
Caisse des Depots et Consignations	1.575%	5/12/20	168,000,000	167,477,166	(b)(d)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.080%)	1.515%	8/4/20	240,000,000	240,039,708	(a)(c)
Chevron Corp.	1.509%	5/22/20	115,000,000	114,610,112	(a)(b)
CPPIB Capital Inc.	1.551%	4/27/20	30,000,000	29,926,938	(b)(d)
CPPIB Capital Inc.	1.533%	5/7/20	50,000,000	49,858,838	(b)(d)
Credit Agricole Corporate and Investment Bank	1.970%	3/5/20	100,000,000	99,973,350	(b)
Credit Suisse AG	1.370%	8/3/20	250,000,000	248,554,292	(b)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
DBS Bank Ltd.	2.233%	3/3/20	$100,000,000	$99,981,900	(a)(b)
DBS Bank Ltd.	1.587%	5/11/20	100,000,000	99,690,764	(a)(b)
DBS Bank Ltd.	1.452%	8/10/20	95,000,000	94,391,947	(a)(b)
Export Development Corp.	1.573%	5/28/20	186,175,000	185,469,862	(b)
Export Development Corp.	1.422%	8/4/20	141,135,000	140,282,670	(b)
HSBC Bank PLC (1 mo. USD LIBOR + 0.350%)	1.515%	7/8/20	100,000,000	100,105,829	(a)(c)
HSBC USA Inc. (1 mo. USD LIBOR + 0.230%)	1.515%	5/15/20	50,000,000	50,019,402	(a)(c)
HSBC USA Inc. (3 mo. USD LIBOR + 0.140%)	1.463%	8/10/20	84,000,000	84,057,451	(a)(c)
Industrial & Commercial Bank of China Ltd.	1.914%	5/7/20	435,000,000	433,470,070	(a)(b)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.200%)	1.515%	5/15/20	259,640,000	259,752,951	(a)(c)
JPMorgan Securities LLC	1.576%	4/23/20	125,000,000	124,712,014	(b)
Landesbank Hessen-Thüringen Girozentrale	1.415%	6/10/20	85,000,000	84,667,796	(a)(b)
Lloyds Bank PLC	1.483%	7/9/20	198,000,000	196,959,643	(b)
Lloyds Bank PLC	1.463%	8/4/20	65,000,000	64,596,332	(b)
Mitsubishi UFJ Trust & Banking Corp.	1.514%	5/12/20	35,000,000	34,895,249	(a)(b)
Nationwide Building Society	2.004%	3/5/20	150,000,000	149,959,350	(a)(b)
Nationwide Building Society	1.578%	5/26/20	163,500,000	162,892,506	(a)(b)
NRW Bank	1.940%	3/5/20	247,000,000	246,935,162	(a)(b)
Ontario Teachers’ Finance Trust	1.595%	5/1/20	69,000,000	68,815,253	(b)(d)
Oversea-Chinese Banking Corp. Ltd.	1.792%	3/11/20	83,000,000	82,955,705	(a)(b)
Province of Alberta	1.442%	7/28/20	38,500,000	38,274,727	(a)(b)
Royal Bank of Canada	1.733%	3/16/20	50,000,000	49,962,459	(b)
Royal Bank of Canada	1.715%	3/18/20	100,000,000	99,916,400	(b)
Santander UK PLC	1.544%	5/5/20	298,500,000	297,676,131	(b)
Santander UK PLC	1.482%	8/3/20	224,000,000	222,600,119	(b)
Skandinaviska Enskilda Banken AB	1.326%	8/27/20	100,000,000	99,354,433	(a)(b)
Societe Generale (1 mo. USD LIBOR + 0.270%)	1.515%	8/14/20	123,000,000	123,129,300	(a)(c)
Standard Chartered Bank	1.656%	4/9/20	65,000,000	64,883,406	(a)(b)
Standard Chartered Bank	1.591%	8/6/20	85,000,000	84,418,977	(a)(b)
Standard Chartered Bank	1.590%	8/7/20	100,000,000	99,312,619	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	1.623%	3/25/20	68,500,000	68,424,703	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	1.558%	5/11/20	62,500,000	62,310,149	(a)(b)
Svenska Handelsbanken AB	1.348%	7/27/20	178,000,000	177,032,125	(a)(b)
Swedbank AB	1.520%	5/5/20	235,000,000	234,361,453	(b)
Swedbank AB	1.505%	7/27/20	100,000,000	99,393,750	(b)
Swedbank AB	1.500%	8/7/20	100,000,000	99,351,081	(b)
Swedbank AB	1.499%	8/10/20	80,000,000	79,471,555	(b)

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2020 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Swedbank AB	1.499%	8/11/20	$150,000,000	$149,003,125	(b)
Toronto Dominion Bank	1.930%	3/5/20	170,000,000	169,955,601	(a)(b)
Total Capital SA	1.442%	7/29/20	113,000,000	112,334,430	(a)(b)
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.200%)	1.515%	3/2/20	100,000,000	100,002,299	(c)
Toyota Motor Credit Corp.	1.615%	4/8/20	100,000,000	99,829,444	(b)
Total Commercial Paper				9,420,168,942
Certificates of Deposit — 35.2%
Banco Santander SA	1.930%	6/16/20	50,000,000	50,074,525
Bank of Montreal	1.950%	3/16/20	75,000,000	75,013,513
Bank of Montreal (3 mo. USD LIBOR + 0.070%)	1.978%	3/20/20	121,800,000	121,809,964	(c)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.240%)	1.895%	5/1/20	34,000,000	34,017,945	(c)
China Construction Bank Corp.	2.250%	3/27/20	250,000,000	250,116,680
China Construction Bank Corp.	2.000%	4/14/20	105,000,000	105,049,787
China Construction Bank Corp.	1.930%	5/11/20	100,000,000	100,010,745
Citibank N.A.	1.820%	3/9/20	82,000,000	82,005,732
Citibank N.A.	1.820%	7/7/20	90,000,000	90,145,649
Cooperatieve Rabobank UA (1 mo. USD LIBOR + 0.230%)	1.901%	4/9/20	100,000,000	100,025,459	(c)
Credit Suisse AG (SOFR + 0.380%)	1.980%	4/28/20	98,500,000	98,547,510	(c)
Credit Suisse AG	2.020%	6/15/20	113,000,000	113,212,511
DnB NOR Bank ASA	1.575%	3/4/20	95,000,000	95,000,368
DnB NOR Bank ASA	1.570%	3/5/20	223,700,000	223,701,004
Goldman Sachs Bank USA (SOFR + 0.250%)	1.979%	6/22/20	82,000,000	82,017,171	(c)
HSBC Bank USA NA	2.000%	3/18/20	100,000,000	100,019,856
HSBC Bank USA NA	1.810%	7/10/20	98,170,000	98,299,306
KBC Bank NV	1.590%	3/3/20	318,500,000	318,499,427
Landesbank Hessen-Thüringen Girozentrale	1.590%	3/4/20	453,000,000	453,002,632
Lloyds Bank Corporate Markets PLC	2.040%	4/3/20	35,500,000	35,517,481
Lloyds Bank Corporate Markets PLC	2.000%	4/6/20	250,000,000	250,125,585
Lloyds Bank Corporate Markets PLC	2.000%	4/6/20	50,000,000	50,025,117
Lloyds Bank Corporate Markets PLC (1 mo. USD LIBOR + 0.320%)	1.975%	6/3/20	150,000,000	150,120,477	(c)
Lloyds Bank Corporate Markets PLC	1.700%	7/30/20	64,000,000	64,077,346
Mitsubishi UFJ Trust & Banking Corp.	1.710%	6/1/20	90,800,000	90,862,327
Mizuho Bank Ltd.	2.007%	3/6/20	95,000,000	95,001,760
Mizuho Bank Ltd.	1.950%	4/23/20	167,000,000	167,111,903
Mizuho Bank Ltd.	1.700%	5/28/20	50,000,000	50,026,505

See Notes to Financial Statements.

Liquid Reserves Portfolio 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.150%)	1.779%	8/24/20	$348,500,000	$348,727,706	(c)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.100%)	1.770%	9/8/20	110,000,000	110,039,680	(c)
MUFG Bank Ltd.	1.920%	5/7/20	150,000,000	150,116,877
MUFG Bank Ltd.	1.920%	5/7/20	75,000,000	75,058,462
MUFG Bank Ltd.	2.020%	8/17/20	40,000,000	40,124,835
Natixis SA	2.000%	4/3/20	50,000,000	50,022,843
Natixis SA	2.000%	4/8/20	100,000,000	100,053,246
Nordea Bank ABP (3 mo. USD LIBOR + 0.100%)	1.988%	9/10/20	100,000,000	100,054,750	(c)
Norinchukin Bank	1.900%	3/26/20	97,000,000	97,024,542
Norinchukin Bank	1.950%	4/7/20	190,000,000	190,086,756
Norinchukin Bank	1.650%	5/5/20	197,700,000	197,782,016
Norinchukin Bank	1.650%	6/18/20	50,000,000	50,034,396
Norinchukin Bank	1.800%	7/9/20	104,510,000	104,654,658
Oversea-Chinese Banking Corp. Ltd.	1.900%	3/11/20	125,000,000	125,011,922
Oversea-Chinese Banking Corp. Ltd.	2.040%	4/3/20	73,000,000	73,028,942
Oversea-Chinese Banking Corp. Ltd.	2.010%	4/6/20	75,000,000	75,030,243
Oversea-Chinese Banking Corp. Ltd.	2.010%	4/6/20	25,000,000	25,010,083
Oversea-Chinese Banking Corp. Ltd.	1.960%	4/7/20	200,000,000	200,072,318
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.210%)	1.860%	4/14/20	77,645,000	77,665,627	(c)
Oversea-Chinese Banking Corp. Ltd.	1.660%	8/4/20	73,000,000	73,050,398
Skandinaviska Enskilda Banken AB	1.730%	8/24/20	84,200,000	84,382,785
Skandinaviska Enskilda Banken AB	1.710%	8/28/20	28,000,000	28,059,648
Standard Chartered Bank	1.990%	5/7/20	35,000,000	35,027,502
Standard Chartered Bank (1 mo. USD LIBOR + 0.350%)	2.021%	6/9/20	250,000,000	250,238,312	(c)
Sumitomo Mitsui Banking Corp.	1.930%	4/29/20	57,750,000	57,789,637
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.160%)	1.813%	7/13/20	100,000,000	100,048,955	(c)
Sumitomo Mitsui Banking Corp.	1.700%	7/30/20	185,000,000	185,278,445
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.150%)	1.789%	8/21/20	223,000,000	223,106,665	(c)
Sumitomo Mitsui Trust Bank Ltd.	1.580%	3/3/20	72,000,000	72,000,158
Sumitomo Mitsui Trust Bank Ltd.	1.950%	3/13/20	100,000,000	100,015,451
Sumitomo Mitsui Trust Bank Ltd.	2.000%	3/23/20	75,000,000	75,023,054
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.260%)	1.931%	4/9/20	75,000,000	75,021,653	(c)

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2020 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Sumitomo Mitsui Trust Bank Ltd.	1.700%	5/29/20	$150,000,000	$150,081,556
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.230%)	1.885%	5/1/20	225,000,000	225,095,976	(c)
Swedbank AB (3 mo. USD LIBOR + 0.120%)	1.862%	5/7/20	109,000,000	109,032,084	(c)
Swedbank AB (3 mo. USD LIBOR + 0.160%)	1.894%	8/10/20	100,000,000	100,077,237	(c)
Total Certificates of Deposit				7,676,367,703
Time Deposits — 8.0%
ABN AMRO Bank NV	1.580%	3/2/20	156,000,000	156,000,000
Banco Santander SA	1.600%	3/2/20	15,000,000	15,000,000
BNP Paribas SA	1.560%	3/2/20	25,000,000	25,000,000
Canadian Imperial Bank of Commerce	1.570%	3/2/20	40,000,000	40,000,000
Credit Agricole Corporate and Investment Bank	1.570%	3/2/20	22,000,000	22,000,000
Mizuho Bank Ltd.	1.580%	3/2/20	50,000,000	50,000,000
National Bank of Canada	1.580%	3/2/20	126,000,000	126,000,000
National Bank of Canada	1.580%	3/2/20	100,000,000	100,000,000
National Bank of Canada	1.590%	3/2/20	325,000,000	325,000,000
National Bank of Canada	1.590%	3/3/20	150,000,000	150,000,000
Natixis SA	1.560%	3/2/20	25,000,000	25,000,000
NRW Bank	1.580%	3/3/20	175,000,000	175,000,000
NRW Bank	1.580%	3/5/20	170,000,000	170,000,000
NRW Bank	1.590%	3/6/20	165,000,000	165,000,000
Rabobank Netherland NV	1.570%	3/2/20	15,000,000	15,000,000
Royal Bank of Canada	1.570%	3/2/20	80,208,000	80,208,000
Toronto Dominion Bank	1.580%	3/2/20	107,000,000	107,000,000
Total Time Deposits				1,746,208,000
U.S. Treasury Bills — 6.3%
U.S. Treasury Bills	1.346%	3/24/20	400,000,000	399,649,468	(b)
U.S. Treasury Bills	1.352%	3/31/20	300,000,000	299,657,982	(b)
U.S. Treasury Bills	1.337%	4/21/20	525,000,000	524,010,154	(b)
U.S. Treasury Bills	1.320%	4/28/20	150,000,000	149,683,250	(b)
Total U.S. Treasury Bills				1,373,000,854
U.S. Treasury Notes — 4.3%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.220%)	1.731%	7/31/21	510,000,000	511,098,514	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.300%)	1.811%	10/31/21	425,000,000	426,566,427	(c)
Total U.S. Treasury Notes				937,664,941

See Notes to Financial Statements.

Liquid Reserves Portfolio 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — 3.3%
Federal Home Loan Bank (FHLB), Discount Notes	1.447%	4/3/20	$350,000,000	$349,533,334	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.468%	4/13/20	260,634,000	260,177,891	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.252%	3/10/20	111,842,000	111,803,974	(b)
Total U.S. Government Agencies				721,515,199
Repurchase Agreements — 6.2%
Bank of America Corp. tri-party repurchase agreement dated 2/28/20 Proceeds at Maturity — $378,171,667; (Fully collateralized by various money market instruments, 0.000% due 3/3/20 to 6/19/20; Market value — $393,750,001)	1.760%	8/19/20	375,000,000	375,000,000
Bank of America Corp. tri-party repurchase agreement dated 2/28/20 Proceeds at Maturity — $75,634,333; (Fully collateralized by various money market instruments, 0.000% due 4/1/20 to 4/24/20; Market value — $78,750,000)	1.760%	8/19/20	75,000,000	75,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/28/20 Proceeds at Maturity — $100,148,972; (Fully collateralized by various corporate bonds and notes and U.S. government obligations, 2.160% to 8.750% due 12/1/20 to 9/15/48; Market value — $109,083,358)	1.730%	3/30/20	100,000,000	100,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/28/20 Proceeds at Maturity — $100,850,583; (Fully collateralized by various corporate bonds and notes, 0.000% to 7.750% due 3/15/20 to 9/25/59; Market value — $105,280,368)	1.770%	8/19/20	100,000,000	100,000,000
Credit Agricole SA tri-party repurchase agreement dated 1/16/20 Proceeds at Maturity — $200,161,500; (Fully collateralized by various corporate bonds and notes, 1.500% to 8.625% due 9/14/20 to 12/1/49; Market value — $217,336,326)	1.710%	3/16/20	200,000,000	200,000,000

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2020 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Credit Agricole SA tri-party repurchase agreement dated 1/30/20 Proceeds at Maturity — $100,014,333; (Fully collateralized by various corporate bonds and notes and U.S. government obligations, 2.250% to 3.250% due 3/6/22 to 8/15/27; Market value — $104,274,604)	1.720%	3/2/20	$100,000,000	$100,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/27/20 Proceeds at Maturity — $100,095,556; (Fully collateralized by various corporate bonds and notes, 2.000% to 3.750% due 1/29/24 to 4/10/29; Market value — $107,468,556)	1.720%	3/19/20	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. tri- $100,015,000; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 3.740% due 3/2/20 to 2/18/25; Market value — $105,908,599)	1.800%	3/2/20	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 10/30/19 Proceeds at Maturity —$200,030,833; (Fully collateralized by various corporate bonds and notes and money market instruments, 0.000% to 3.260% due 3/2/20 to 11/25/31; Market value — $211,976,210)	1.850%	3/2/20	200,000,000	200,000,000
Total Repurchase Agreements				1,350,000,000
Total Investments — 106.5% (Cost — $23,212,979,352)				23,224,925,639
Liabilities in Excess of Other Assets — (6.5)%				(1,409,654,383)
Total Net Assets — 100.0%				$21,815,271,256

See Notes to Financial Statements.

Liquid Reserves Portfolio 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Liquid Reserves Portfolio

(a)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

LIBOR     — London Interbank Offered Rate
SOFR     — Secured Overnight Financing Rate

USD       — United States Dollar

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2020

Assets:
Investments, at value (Cost — $23,212,979,352)	$23,224,925,639
Interest receivable	26,771,822
Total Assets	23,251,697,461

Liabilities:
Payable for securities purchased	1,435,937,456
Trustees’ fees payable	125,549
Due to custodian	103,029
Accrued expenses	260,171
Total Liabilities	1,436,426,205
Total Net Assets	$21,815,271,256

Represented by:
Paid-in capital	$21,815,271,256

See Notes to Financial Statements.

Liquid Reserves Portfolio 2020 Semi-Annual Report     25

Statement of operations (unaudited)

For the Six Months Ended February 29, 2020

Investment Income:
Interest	$210,447,790

Expenses:
Investment management fee (Note 2)	10,533,432
Trustees’ fees	424,726
Legal fees	201,878
Fund accounting fees	150,913
Audit and tax fees	22,791
Custody fees	4,681
Miscellaneous expenses	33,904
Total Expenses	11,372,325
Less: Fee waivers and/or expense reimbursements (Note 2)	(10,671,957)
Net Expenses	700,368
Net Investment Income	209,747,422

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	260,233
Change in Net Unrealized Appreciation (Depreciation) From Investments	6,636,084
Net Gain on Investments	6,896,317
Increase in Net Assets From Operations	$216,643,739

See Notes to Financial Statements.

26       Liquid Reserves Portfolio 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2020 (unaudited)
and the Year Ended August 31, 2019	2020	2019

Operations:
Net investment income	$209,747,422	$662,629,116
Net realized gain (loss)	260,233	(1,086,809)
Change in net unrealized appreciation (depreciation)	6,636,084	3,639,384
Increase in Net Assets From Operations	216,643,739	665,181,691

Capital Transactions:
Proceeds from contributions	40,489,458,847	84,989,548,438
Value of withdrawals	(39,642,520,609)	(80,820,497,636)
Increase in Net Assets From Capital Transactions	846,938,238	4,169,050,802
Increase in Net Assets	1,063,581,977	4,834,232,493

Net Assets:
Beginning of period	20,751,689,279	15,917,456,786
End of period	$21,815,271,256	$20,751,689,279

See Notes to Financial Statements.

Liquid Reserves Portfolio 2020 Semi-Annual Report     27

Financial highlights

For the years ended August 31, unless otherwise noted:
	2020[1]		2019	2018	2017	2016	2015

Net assets, end of period (millions)	$21,815		$20,752	$15,917	$21,521	$49,903	$63,542
Total return[2]	1.04%		2.54%	1.75%	1.02%	0.48%	0.22%

Ratios to average net assets: Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.01	0.01
Net investment income	1.99	[3]	2.53	1.67	0.94	0.46	0.21
[1]	For the six months ended February 29, 2020 (unaudited).
[2]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[3]	Annualized.
[4]	The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28       Liquid Reserves Portfolio 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2020, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a)  Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker.

When reliable prices are not readily available, such as when the value of a security has

Liquid Reserves Portfolio 2020 Semi-Annual Report     29

Notes to financial statements (unaudited) (cont’d)

been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

30       Liquid Reserves Portfolio 2020 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Short-Term Investments†	—	$23,224,925,639	—	$23,224,925,639

† See Schedule of Investments for additional detailed categorizations.

(b)  Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c)  Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

Liquid Reserves Portfolio 2020 Semi-Annual Report     31

Notes to financial statements (unaudited) (cont’d)

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d)   Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

(e)  Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g)   Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h)  Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2.  Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

32       Liquid Reserves Portfolio 2020 Semi-Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $10,671,957.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 29, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Securities	$23,212,979,352	$12,240,257	$(293,970)	$11,946,287

4. Derivative instruments and hedging activities

During the six months ended February 29, 2020, the Portfolio did not invest in derivative instruments.

5. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals.

Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Liquid Reserves Portfolio 2020 Semi-Annual Report     33

Notes to financial statements (unaudited) (cont’d)

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Portfolio’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Portfolio’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the investors in the Portfolio for their approval.

34       Liquid Reserves Portfolio 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, Western Asset Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust, and Western Asset Premier Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Liquid Reserves Portfolio     35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub- Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other

36       Liquid Reserves Portfolio

developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•	The information comparing Western Asset Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund)

Liquid Reserves Portfolio     37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

classified as money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2019 was above the median.

•	The information comparing Western Asset Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2019 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Feeder Fund’s relative performance versus the peer group for the various periods.
•	The Board noted that, because Western Asset Premier Institutional Liquid Reserves had only recently commenced operations, the Feeder Fund did not yet have a full year of performance history.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

38       Liquid Reserves Portfolio

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

•	The information comparing Western Asset Institutional Liquid Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of money market funds (including the Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was at the median and the Actual Management Fee was approximately equivalent to the median. The Board noted that the Feeder Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.
•	The information comparing Western Asset Premium Liquid Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and the Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.
•	The Board noted that, because Western Asset Premier Institutional Liquid Reserves had only recently commenced operations, information comparing the Contractual and Actual Management Fees paid by the Feeder Fund and the total annual expenses of the Feeder Fund with those of comparable funds for a full year period was not yet available.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Liquid Reserves Portfolio     39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Funds that invest in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•	The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Institutional Liquid Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that, while the Feeder Fund’s assets were not at the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee was at the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/objective at the range of asset levels relevant to the Feeder Fund. The Board also noted that the Feeder Fund’s Contractual Management Fee was at the median of the expense group and the Actual Management Fee was approximately equivalent to the median of the expense group.
•	The Board noted that Western Asset Premium Liquid Reserves’ Actual Management Fee was below the median of the expense group. In addition, the Board noted the size of the Feeder Fund.
•	The Board noted that the Manager had agreed to institute breakpoints in Western Asset Premier Institutional Liquid Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, where applicable, was reasonable.

40       Liquid Reserves Portfolio

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Liquid Reserves Portfolio     41

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust.

Investors in the Portfolio and each other series of the Trust voted together as a single class to elect the Board.

Investors in the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld
Robert Abeles, Jr.	47,061,717,254	310,393,551
Jane F. Dasher	47,096,065,047	276,045,758
Anita L. DeFrantz	47,096,547,782	275,563,023
Avedick B. Poladian	47,075,433,294	296,677,511
Susan B. Kerley	47,095,080,328	277,030,477
William E.B. Siart	47,061,452,481	310,658,324
Jaynie Miller Studenmund	47,074,215,931	297,894,874
Ronald L. Olson	47,071,226,539	300,884,266
Peter J. Taylor	47,072,290,502	299,820,303
Jane E. Trust	47,112,256,116	259,854,689

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

42       Liquid Reserves Portfolio

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Western Asset

Premium Liquid Reserves

Trustees*
Robert Abeles, Jr. Jane F. Dasher Anita L. DeFrantz Susan B. Kerley Michael Larson** Ronald L. Olson Avedick B. Poladian William E.B. Siart Chairman Jaynie M. Studenmund Peter J. Taylor Jane Trust
Investment manager
Legg Mason Partners Fund Advisor, LLC Subadviser Western Asset Management Company, LLC Distributor Legg Mason Investor Services, LLC Custodian The Bank of New York Mellon
Transfer agent
BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581 Independent registered public accounting firm PricewaterhouseCoopers LLP Baltimore, MD

*	During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.
**	Effective March 6, 2020, Mr. Larson became a Trustee.

Western Asset Premium Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust.

Western Asset Premium Liquid Reserves
Legg Mason Funds

620 Eighth Avenue, 49th Floor
New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.leggmason.com/moneymarketfunds.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Premium Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Bank account information, legal documents, and identity verification documentation;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•	Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•	Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010857 4/20 SR20-3837

ITEM 2.CODE OF ETHICS.

Not applicable.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control      over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.EXHIBITS.

    (a) (1)  Not applicable.

    Exhibit 99.CODE ETH

    (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.      Exhibit 99.CERT

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.     Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:/s/Jane Trust

Jane Trust

       Chief Executive Officer

Date:April 21, 2020

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:April 21, 2020

By:/ s/Christopher Berarducci

Christopher Berarducci

Principal Financial Officer

Date:April 21, 2020